Reinsurance (Tables)	12 Months Ended
Dec. 31, 2014
Reinsurance Disclosures [Abstract]
Effect of reinsurance
The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

	Years Ended December 31,
	2014	2013	2012
	(In millions)
Premiums
Direct premiums	$40,049	$38,476	$38,719
Reinsurance assumed	1,472	1,472	1,488
Reinsurance ceded	(2,454)	(2,274)	(2,232)
Net premiums	$39,067	$37,674	$37,975
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees	$10,768	$10,197	$9,216
Reinsurance assumed	126	139	155
Reinsurance ceded	(948)	(885)	(815)
Net universal life and investment-type product policy fees	$9,946	$9,451	$8,556
Policyholder benefits and claims
Direct policyholder benefits and claims	$41,573	$40,211	$39,262
Reinsurance assumed	962	1,047	1,167
Reinsurance ceded	(3,433)	(3,151)	(2,442)
Net policyholder benefits and claims	$39,102	$38,107	$37,987
Other expenses
Direct other expenses	$17,334	$16,712	$17,848
Reinsurance assumed	165	147	228
Reinsurance ceded	(408)	(257)	(321)
Net other expenses	$17,091	$16,602	$17,755
The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

	December 31,
	2014				2013
	Direct	Assumed	Ceded	Total Balance Sheet	Direct	Assumed	Ceded	Total Balance Sheet
	(In millions)
Assets
Premiums, reinsurance and other receivables	$6,111	$491	$15,642	$22,244	$6,248	$593	$15,018	$21,859
Deferred policy acquisition costs and value of business acquired	24,807	112	(477)	24,442	26,954	104	(352)	26,706
Total assets	$30,918	$603	$15,165	$46,686	$33,202	$697	$14,666	$48,565
Liabilities
Future policy benefits	$187,562	$2,024	$—	$189,586	$185,908	$2,034	$—	$187,942
Policyholder account balances	208,307	989	(2)	209,294	211,610	1,277	(2)	212,885
Other policy-related balances	14,131	285	6	14,422	14,838	353	23	15,214
Other liabilities	20,752	481	3,204	24,437	19,591	533	3,044	23,168
Total liabilities	$430,752	$3,779	$3,208	$437,739	$431,947	$4,197	$3,065	$439,209